Business Acquisitions - Schedule of Purchase Price of Each Transaction (Detail) - USD ($)	Jun. 15, 2015	Dec. 15, 2014	Jun. 30, 2014	Jun. 30, 2015	Dec. 31, 2014
Less: Fair value of net assets acquired:
Goodwill				$ 0	$ 6,217,000
Dan Sabia [Member]
Business Acquisition [Line Items]
Purchase consideration	$ 41,186,000
Less: Fair value of net assets acquired:
Vessels and equipment	103,389,000
Cash	4,343,000
Other current assets	25,000
Amounts due from related parties	935,000
Long-term debt	(64,470,000)
Derivatives liabilities	(802,000)
Trade accounts payable	(4,000)
Accrued expenses	(335,000)
Prepaid charter and deferred revenue	(442,000)
Amounts due to related parties	(1,453,000)
Sub total	41,186,000
Difference between the purchase price and allocated values	$ 0
Dan Cisne [Member]
Business Acquisition [Line Items]
Purchase consideration		$ 18,230,000
Less: Fair value of net assets acquired:
Vessels and equipment		103,400,000
Cash		1,574,000
Long-term debt		(82,164,000)
Derivatives liabilities		(968,000)
Trade accounts payable		(35,000)
Accrued expenses		(825,000)
Amounts due to related parties		(2,752,000)
Sub total		18,230,000
Difference between the purchase price and allocated values		$ 0
Hilda Knutsen and Torill Knutsen [Member]
Business Acquisition [Line Items]
Purchase consideration			$ 114,293,000
Less: Fair value of net assets acquired:
Vessels and equipment			335,000,000
Cash			8,997,000
Inventories			395,000
Other current assets			1,939,000
Amounts due from related parties			4,000
Long-term debt			(221,812,000)
Other long-term liabilities			(4,774,000)
Derivatives liabilities			(348,000)
Trade accounts payable			(390,000)
Accrued expenses			(1,360,000)
Prepaid charter and deferred revenue			(1,487,000)
Amounts due to related parties			(2,338,000)
Sub total			113,826,000
Difference between the purchase price and fair value of net assets acquired			467,000
Goodwill			467,000
Difference between the purchase price and allocated values			$ 0